INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022
Income Tax Disclosure [Abstract]
Loss before income taxes	$ 91,627,413	$ 310,970,169	$ 330,874,340	$ 807,316,026	$ 1,017,647,310	$ 740,323,152
Federal statutory tax rate					21.00%	21.00%